Other Long-Term Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Long Term Assets [Line Items]
Amortization expense	$ 83,137	$ 84,471	$ 88,794
Net value of land use right	5,161,944	5,443,448
Lease, amount	216,159	446,242
Hainan [Member]
Other Long Term Assets [Line Items]
Prepayments for land use right	3,541,137	3,738,418
Amortization expense	81,882	83,196	87,453
Hangzhou [Member]
Other Long Term Assets [Line Items]
Lease, amount	1,141,293	0
Jinhua Facility [Member]
Other Long Term Assets [Line Items]
Amortization expense	$ 113,384	$ 115,204	$ 121,099